MUTUAL FUND SERIES TRUST

Catalyst/Exceed Defined Shield Fund (the “Fund”) Class A: SHIEX Class C: SHINX Class I: SHIIX

December 21, 2020

This information supplements certain disclosures contained in the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2020, and supersedes and replaces the Supplement to the Prospectus dated December 17, 2020.

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Effective December 31, 2020, the Fund’s name is changed to the Catalyst Buffered Shield Fund. All references in the Prospectus, Summary Prospectus and Statement of Additional Information to the Fund are hereby revised accordingly.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated November 1, 2020, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.